Variable Interest Entity (“VIE”) (Details) - Schedule of Condensed Balance Sheet - Variable Interest Entity, Primary Beneficiary [Member]		Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Condensed Balance Sheet Statements, Captions [Line Items]
Current assets		¥ 48,490,650	$ 6,846,351	¥ 13,264,579
Property and equipment, net		91,369,608	12,900,392	23,132,180
Other noncurrent assets		265,926,480	37,545,919	630,494,750
Total assets		405,786,738	57,292,662	666,891,509
Total liabilities		(609,000,686)	(85,984,255)	(585,116,575)
Net assets		(203,213,948)	(28,691,593)	(81,771,934)
Current liabilities:
Accounts payable		9,219,643	1,301,713	11,043,034
Deferred revenues				14,402
Other payables and accrued liabilities		16,422,802	2,318,721	16,654,682
Current portion of shareholder loans				42,421,345
Taxes payable		6,901,910	974,474	4,913,881
Third-party loan		186,932,179	49,914,977
Intercompany payable	[1]	353,532,807	26,392,785	510,069,231
Total current liabilities		573,009,341	80,902,670	585,116,575
Non-current shareholder loan		35,991,345	5,081,585
Total liabilities		¥ 609,000,686	$ 85,984,255	¥ 585,116,575

[1]	Intercompany balances will be eliminated upon consolidation.